Merger with CPA 15 (Tables)	12 Months Ended
Dec. 31, 2012
REIT Reorganization and Merger
Schedule of Merger Activity

	Initially Reported	Measurement	As Revised at
	at September 30, 2012	Period Adjustments	December 31, 2012
Total Consideration
Fair value of W. P. Carey shares of common stock issued	$1,380,362	$-	$1,380,362
Cash consideration paid	152,356	-	152,356
Merger Consideration	1,532,718	-	1,532,718
Fair value of our equity interest in CPA®:15 prior to the Merger	107,147	-	107,147
Fair value of our equity interest in jointly-owned investments with CPA®:15 prior to the Merger	54,822	-	54,822
	$1,694,687	$-	$1,694,687
Assets Acquired at Fair Value
Net investment in properties	$1,758,372	$4,500	$1,762,872
Net investment in direct financing leases	315,789	-	315,789
Equity investments in real estate	164,886	1,361	166,247
Intangible assets (Note 8)	694,411	899	695,310
Cash and cash equivalents	178,945	-	178,945
Other assets	83,838	(2,088)	81,750
	3,196,241	4,672	3,200,913
Liabilities Assumed at Fair Value
Non-recourse debt	(1,350,755)	-	(1,350,755)
Accounts payable, accrued expenses and other liabilities (including below-market rent intangibles of $102,155)	(187,712)	917	(186,795)
Prepaid and deferred rental income and security deposits
	(1,538,467)	917	(1,537,550)

Total identifiable net assets	1,657,774	5,589	1,663,363
Amounts attributable to noncontrolling interests	(238,038)	679	(237,359)
Goodwill	274,951	(6,268)	268,683
	$1,694,687	$-	$1,694,687

Pro Forma Financial Information

		2012	2011
Pro forma total revenues		$529,331	$542,667
Pro forma income attributable to W. P. Carey stockholders		$140,284	$117,708

Pro forma earnings per share:	(a)
Basic		$2.03	$1.70
Diluted		$2.01	$1.70

Pro forma weighted average shares:	(b)
Basic		68,382,378	67,990,118
Diluted		69,071,391	68,268,738